Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

From time to time we are involved in legal proceedings, claims and litigation related to employee claims, contractual disputes and taxes in the ordinary course of business. Although we cannot predict the outcome of such matters, currently we have no reason to believe the disposition of any current matter could reasonably be expected to have a material adverse impact on our financial position, results of operations or the ability to carry on any of our business activities.

Employment Agreements

We have entered into employment agreements with three of our key executives, including one of our founders. Under their respective employment agreements, the executives are employed on an “at-will” basis and are bound by typical confidentiality, non-solicitation and non-competition provisions. Deferred compensation for one founder remains outstanding as of March 31, 2022.

Operating Leases

On January 1, 2010, we entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated September 18, 2021, the lease expires on December 31, 2028. The monthly rental payment is $4,638, with gradually higher annual increases each January up to $5,850 for the final year.

Our subsidiary, Graphic Sciences, uses 36,000 square feet of leased space in Madison Heights, Michigan as its main facility. Graphic Sciences uses about 20,000 square feet for its records storage services, with the remainder of the space used for production, sales, and administration. The monthly rental payment is $41,508, with gradually higher annual increases each September up to $45,828 for the final year, and with a lease term continuing until August 31, 2026. Graphic Sciences also leases and uses a separate 37,000 square foot building in Sterling Heights, Michigan for document storage, except approximately 5,000 square feet for production, and a satellite office in Traverse City, Michigan for production. The monthly Sterling Heights rental payment is $20,452, with gradually higher annual increases each May up to $24,171 for the final year, and with a lease term continuing to April 30, 2028. The monthly Traverse City rental payment is $4,500, with a lease term continuing until January 31, 2024. Graphic Sciences also leases and uses four leased vehicles for logistics. The monthly rental payments for these vehicles total $2,618, with lease terms continuing until October 31, 2024.

Graphic Sciences also leases and uses an additional temporary storage space in Madison Heights, with a monthly rental payment of $1,605 and a lease term on a month-to-month basis. We have made an accounting policy election to not record a right-of-use asset and lease liability for short-term leases, which are defined as leases with a lease term of 12 months or less. Instead, the lease payments are recognized as rent expense in the general and administrative expenses on the statement of operations. For each of the above listed leases, management has determined it will utilize the base rental period and have not considered any renewal periods.

The following table sets forth the future minimum lease payments under these operating leases:

For the Three Months Ending March 31,	Amount
2023	$935,024
2024	924,598
2025	875,314
2026	885,260
2027	578,184
Thereafter	435,103
$4,633,483

Lease costs charged to operations for the three months ended March 31, 2022 and 2021 amounted to $243,301 and $238,075, respectively. Included in the lease costs for the three months ended March 31, 2022 and 2021 were short-term lease costs of $4,814 and $39,105, respectively. The following table sets forth additional information pertaining to our leases:

For the Three Months Ending March 31, 2022:
Operating cash flows from operating leases	$151,032
Weighted average remaining lease term – operating leases	5.1 years
Weighted average discount rate – operating leases	7.01%

Because these leases do not provide an implicit rate, we use an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments.

12. Commitments and Contingencies

From time to time we are involved in legal proceedings, claims and litigation related to employee claims, contractual disputes and taxes in the ordinary course of business. Although we cannot predict the outcome of such matters, currently we have no reason to believe the disposition of any current matter could reasonably be expected to have a material adverse impact on our financial position, results of operations or the ability to carry on any of our business activities.

Employment Agreements

We have entered into employment agreements with three of our key executives, including one of our founders. Under their respective employment agreements, the executives are employed on an “at-will” basis and are bound by typical confidentiality, non-solicitation and non-competition provisions. Deferred compensation for one founder remains outstanding as of December 31, 2021.

Operating Leases

On January 1, 2010, we entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated September 18, 2021, the lease expires on December 31, 2028. The monthly rental payment is $4,638, with gradually higher annual increases each January up to $5,850 for the final year.

Our subsidiary, Graphic Sciences, uses 36,000 square feet of leased space in Madison Heights, Michigan as its main facility. Graphic Sciences uses about 20,000 square feet for its records storage services, with the remainder of the space used for production, sales, and administration. The monthly rental payment is $41,508, with gradually higher annual increases each September up to $45,828 for the final year, and with a lease term continuing until August 31, 2026. Graphic Sciences also leases and uses a separate 37,000 square foot building in Sterling Heights, Michigan for document storage, except approximately 5,000 square feet for production, and a satellite office in Traverse City, Michigan for production. The monthly Sterling Heights rental payment is $20,452, with gradually higher annual increases each May up to $24,171 for the final year, and with a lease term continuing to April 30, 2028. The monthly Traverse City rental payment is $4,500, with a lease term continuing until January 31, 2024. Graphic Sciences also leases and uses four leased vehicles for logistics. The monthly rental payments for these vehicles total $2,618, with lease terms continuing until October 31, 2024.

Graphic Sciences also leases and uses an additional temporary storage space in Madison Heights, with a monthly rental payment of $1,605 and a lease term on a month-to-month basis. We have made an accounting policy election to not record a right-of-use asset and lease liability for short-term leases, which are defined as leases with a lease term of 12 months or less. Instead, the lease payments are recognized as rent expense in the general and administrative expenses on the statement of operations. For each of the above listed leases, management has determined it will utilize the base rental period and have not considered any renewal periods.

The following table sets forth the future minimum lease payments under these operating leases:

For the period Ending December 31,	Amount
2022	$931,853
2023	936,109
2024	879,142
2025	880,254
2026	713,362
Thereafter	522,856
$4,863,576

Lease costs charged to operations for the years ended December 31, 2021 and 2020 amounted to $1,043,980 and $743,373, respectively. Included in the lease costs for the years ended December 31, 2021 and 2020 were short-term lease costs of $97,024 and $71,411, respectively. The following table sets forth additional information pertaining to our leases:

For the Year Ending December 31,	2021	2020
Operating cash flows from operating leases	$729,549	$482,425
Weighted average remaining lease term – operating leases	5.4 years	5.1 years
Weighted average discount rate – operating leases	7.02%	7.96%

Because these leases do not provide an implicit rate, we use an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments.